Stockholders’ Equity (Deficit) (Details Textual)			1 Months Ended									12 Months Ended
	Aug. 03, 2020 EUR (€) shares	Apr. 18, 2020 EUR (€)	Apr. 28, 2020 EUR (€)	Apr. 17, 2020 EUR (€)	Apr. 15, 2020 $ / shares	Apr. 15, 2020 EUR (€) shares	Nov. 30, 2019 $ / shares	Nov. 30, 2019 EUR (€)	Oct. 31, 2019 $ / shares shares	Jan. 22, 2019 EUR (€)	Apr. 30, 2013 $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) shares	Nov. 30, 2020 $ / shares	Jul. 06, 2020 EUR (€)	Apr. 28, 2020 $ / shares	Apr. 28, 2020 EUR (€) shares	Apr. 18, 2020 $ / shares	Apr. 18, 2020 EUR (€) shares	Apr. 17, 2020 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Nov. 30, 2019 EUR (€) shares	Nov. 29, 2019 $ / shares shares	Apr. 30, 2013 EUR (€) shares
Stockholders’ Equity (Deficit) (Textual)
Preferred stock, shares authorized (in Shares) | shares															5,000,000									5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares														$ 0.0001									$ 0.0001
Preferred stock value
Conversion price per share (in Dollars per share) | $ / shares														0.30
Proceeds from issuance of series B preferred stock													€ 110,000
Common stock, shares issued (in Shares) | shares															85,141,956									23,604,207
Proceeds from issuance of common stock												2,115,733
Common stock, par value (in Dollars per share) | $ / shares														0.0001									0.0001
Investor invested amount												€ 100,000
Investor invested percentage												50.00%
Common stock issued for due diligence fee description													These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Amortization of prepaid stock-based expense												€ 578,924
Prepaid expense															€ 107,970
Convertible promissory notes, description						The Company entered into Exchange Agreements with the holders of the Notes. Pursuant to these Exchange Agreements, the holders agreed to exchange the Notes in the aggregate principal amount of $330,000 and 1,650,000 Warrants for an aggregate of 4,125,000 shares of the Company's common stock at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share. Consequently, the Company recorded a loss on debt extinguishment of $198,000 during the year ended December 31, 2020.						The Company would issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, during 2019, the Company issued 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Convertible long term notes payable						€ 330,000
Warrants issued (in Shares) | shares						1,650,000
Aggregate number of common stock (in Shares) | shares						4,125,000
Preferred stock stated value (in Dollars per share) | $ / shares					$ 0.08
Loss on debt extinguishment												€ 198,000
Issued five-year warrants to purchase (in Shares) | shares									1,650,000
Issued five-year warrants to purchase price per share (in Dollars per share) | $ / shares									$ 0.20
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Textual)
Preferred stock, shares authorized (in Shares) | shares															2,000									2,000	2,000	115,000	2,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001							0.0001									0.0001			$ 1,000
Preferred stock, shares issued (in Shares) | shares															115									115		115
Preferred stock, redemption per share (in Dollars per share) | $ / shares														1,000									$ 1,000
Preferred stock stated value (in Dollars per share) | $ / shares							1,000
Description of preferred stock conversion						the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock whereby the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B Preferred Stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share. In connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000 during the year ended December 31, 2020.
Conversion price per share (in Dollars per share) | $ / shares							$ 0.20									$ 0.20
Proceeds from issuance of series B preferred stock								€ 110,000
Net of conversion fees																									€ 5,000
Common stock, shares issued (in Shares) | shares									575,000																575,000
Convertible promissory notes, description	After such conversion, the Company reclassed the $400,000 redemption value of the Series A Preferred Stock to additional paid in capital.
Aggregate number of common stock (in Shares) | shares
Issued five-year warrants to purchase (in Shares) | shares									575,000
Issued five-year warrants to purchase price per share (in Dollars per share) | $ / shares									$ 0.20
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Textual)
Preferred stock, shares authorized (in Shares) | shares																											1,000,000
Preferred stock, shares issued (in Shares) | shares	4,000																										4,000
Preferred stock value	€ 400,000																							€ 400,000			€ 400,000
Convertible into shares of common stock (in Shares) | shares	2,000,000																										500
Percentage of beneficial ownership limitation											9.99%
Preferred stock liquidation value																											€ 100
Preferred stock, redemption per share (in Dollars per share) | $ / shares											$ 0.20
Preferred stock stated value (in Dollars per share) | $ / shares											$ 100
Description of preferred stock conversion												Series A Convertible Preferred Stock was redeemable at the option of the holder upon the occurrence of certain “triggering events.” In case of a triggering event, the holder had the right to redeem each share held for cash (currently $100/share) or impose a dividend rate on all of the outstanding preferred stock at 6% per annum thereafter. A triggering event occurs if the Company fails to deliver certificates representing conversion shares, fails to pay the amount due pursuant to a buy-in, fails to have available a sufficient number of authorized shares, fails to observe any covenant in the Certificate of Designation unless cured within 30 calendar days, shall be party to a Change in Control Transaction (as defined in the Certificate of Designation of the Series A Convertible Preferred Stock), sustains a bankruptcy event, fails to list or quote its common stock for more than 20 trading days in a twelve-month period, sustains any monetary judgment, writ or similar final process filed against the Company for more than $100,000 and such judgment writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, or fails to comply with the Asset Coverage (as defined in the Certificate of Designation of the Series A Convertible Preferred Stock requirement.
Description of preferred stock outstanding												The Series A Preferred Stock has forced conversion rights where the Company may force the conversion of the Series A Preferred Stock if certain conditions are met. Additionally, the Company may elect to redeem some or all of the outstanding Series A Preferred Stock for the stated value (currently $100/share) provided that proper notice is provided to the holders and that a number of conditions have been met.
Common Stock [Member]
Stockholders’ Equity (Deficit) (Textual)
Aggregate number of common stock (in Shares) | shares												7,630,949
Warrant [Member]
Stockholders’ Equity (Deficit) (Textual)
Preferred stock, shares issued (in Shares) | shares																									575,000
Subscription Agreements [Member]
Stockholders’ Equity (Deficit) (Textual)
Conversion price per share (in Dollars per share) | $ / shares																				$ 0.01
Shares of its common stock (in Shares) | shares																					7,764,366
Proceeds from issuance of common stock		€ 75,644
Subscription receivable																	€ 2,000				€ 2,000
Total subscription receivable value																					€ 77,644
Employment Agreement [Member]
Stockholders’ Equity (Deficit) (Textual)
Shares of its common stock (in Shares) | shares																						7,630,949
Proceeds from issuance of common stock				€ 610,476								€ 610,476
Common stock, par value (in Dollars per share) | $ / shares														$ 0.08
Advisory Agreements [Member]
Stockholders’ Equity (Deficit) (Textual)
Shares of its common stock (in Shares) | shares																						5,117,343
Proceeds from issuance of common stock				409,387
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.08
Consulting Agreement [Member]
Stockholders’ Equity (Deficit) (Textual)
Shares of its common stock (in Shares) | shares																						3,468,841
Proceeds from issuance of common stock				€ 277,508
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.08
Initial payment										€ 25,000
Common stock service, description										Additionally, the Company issued 100,000 shares of common stock of the Company to the consultant on a quarterly basis in tranches of 25,000 shares per quarter, commencing on March 31, 2019, and continuing on to the last day of each subsequent quarter in the year 2019. These shares were valued on the January 22, 2019 grant date at $35,000, or $0.35 per common share, based on recent common share sales which shall be amortized over the vesting period. For the year ended December 31, 2019, the Company recorded stock-based professional fees of $35,000. Through December 31, 2019, the Company issued 100,000 shares of its common stock to the consultant.
Securities Purchase Agreements [Member]
Stockholders’ Equity (Deficit) (Textual)
Shares of its common stock (in Shares) | shares																			29,993,750
Proceeds from issuance of common stock			€ 2,399,500
Common stock, par value (in Dollars per share) | $ / shares																		$ 0.08
Placement agent fees																			€ 242,950
Other offering expenses																			€ 118,460
Total net proceeds			€ 2,038,090